Other intangible assets (Schedule of Change In The Amount of Intangible Assets) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
At cost:
Beginning balance	€ 34,739	€ 30,254
Deconsolidation ASMPT	(12,146)
Additions	470	4,630
Disposals	(1)	(10)
Foreign currency translation effect	(417)	(135)
Ending balance	22,645	34,739
Accumulated amortization:
Beginning balance	20,824	15,478
Deconsolidation ASMPT	(7,639)
Amortization for the year	4,189	5,418
Disposals	(1)	(10)
Foreign currency translation effect	(365)	(62)
Ending balance	17,008	20,824
Other intangible assets, net:	5,637	13,915
Software [Member]
At cost:
Beginning balance	20,346	18,042
Deconsolidation ASMPT	(4,931)
Additions	437	2,447
Disposals	(1)	(10)
Foreign currency translation effect	(248)	(133)
Ending balance	15,603	20,346
Accumulated amortization:
Beginning balance	13,446	10,785
Deconsolidation ASMPT	(3,744)
Amortization for the year	2,118	2,784
Disposals	(1)	(10)
Foreign currency translation effect	(211)	(113)
Ending balance	11,608	13,446
Other intangible assets, net:	3,995	6,900
Purchased Technology And Other Intangible Assets [Member]
At cost:
Beginning balance	14,393	12,212
Deconsolidation ASMPT	(7,215)
Additions	33	2,183
Disposals	0	0
Foreign currency translation effect	(169)	(2)
Ending balance	7,042	14,393
Accumulated amortization:
Beginning balance	7,378	4,693
Deconsolidation ASMPT	(3,895)
Amortization for the year	2,071	2,634
Disposals	0	0
Foreign currency translation effect	(154)	51
Ending balance	5,400	7,378
Other intangible assets, net:	€ 1,642	€ 7,015
Minimum [Member]
Accumulated amortization:
Amortization period of other intangible assets	3 years
Maximum [Member]
Accumulated amortization:
Amortization period of other intangible assets	7 years